                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: March 31, 2003
                                         -----------------

Check here if Amendment [X]; Amendment Number: 1
                                              ---
This Amendment (Check only one.): [X] is a restatement.
                                  [_] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Markel Gayner Asset Management Corporation
Address:  4521 Highwoods Pkwy
          Glen Allen, VA 23060

Form 13F File Number: 28-6056
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Thomas S. Gayner
Title: President
Phone: 804-527-3806

Signature, Place, and Date of Signing:

/s/ Thomas S. Gayner          Richmond, VA                     05/07/03
----------------------     ----------------------------     -------------------
[Signature]                [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                3
                                        -----------------

Form 13F Information Table Entry Total:         148
                                        -----------------

Form 13F Information Table Value Total: $    617368
                                        -----------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.           Form 13F File Number               Name
--            --------------------               -----
 1            28-6647                      Markel Corporation
 2            28-6745                      Evanston Insurance Company
 3            28-10352                     Essex Insurance Company

                   Markel Gayner Asset Management Corporation
                                    FORM 13F

                                 March 31, 2003

                                                                                                       Voting Authority
                          Title of                 Value    Shares/   Sh/  Put/  Invstmt   Other     --------------------
  Name of Issuer            Class     Cusip       (x$1000)  Prn Amt   Prn  Call  Dscretn  Managers   Sole   Shared   None
-------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories          COM     002824100       1395     37100    SH         Other     1                37100
Ace Limited                  COM     G0070K103       3925    135600    SH         Other     1,3             135600
                                                      455     15700    SH         Other     1                15700
Aflac                        COM     001055102        641     20000    SH         Other     1,2              20000
                                                       16       500    SH         Other     1                  500
Allied Capital Corp.         COM     019033109       2507    125500    SH         Other     1,2             125500
                                                     4996    250045    SH         Other     1               250045
Altria Group Inc.            COM     02209S103       3553    118600    SH         Other     1               118600
American Express             COM     025816109       4553    137000    SH         Other     1,2             137000
                                                      332     10000    SH         Other     1,3              10000
                                                     7101    213700    SH         Other     1               213700
Anheuser Busch               COM     035229103      20610    442175    SH         Other     1,2             442175
                                                     3729     80000    SH         Other     1,3              80000
                                                    16054    344445    SH         Other     1               344445
Astoria Financial            COM     046265104        929     40000    SH         Other     1,2              40000
                                                       61      2600    SH         Other     1                 2600
Aurora Foods                 COM     05164B106         18     46906    SH         Other     1,3              46906
Automatic Data Processing    COM     019411107       3694    120000    SH         Other     1,2             120000
                                                      989     32106    SH         Other     1                32106
Bank One                     COM     06423A103        692     20000    SH         Other     1                20000
Bank of New York             COM     064057102       3382    165000    SH         Other     1,2             165000
                                                     1025     50000    SH         Other     1,3              50000
                                                     2975    145100    SH         Other     1               145100
Berkshire Hathaway Class B   COM     084670207      19286      9025    SH         Other     1,2               9025
                                                     5343      2500    SH         Other     1,3               2500
                                                    42708     19985    SH         Other     1                19985
Berkshire Hathaway, Inc.     COM     10382K102       9889       155    SH         Other     1,2                155
                                                     5806        91    SH         Other     1                   91
Bristol Myers Squibb         COM     110122108       2219    105000    SH         Other     1,3             105000
                                                     1213     57400    SH         Other     1                57400
Brown Forman Class A         COM     115637100        887     11500    SH         Other     1,2              11500
                                                      617      8000    SH         Other     1,3               8000
                                                     9775    126730    SH         Other     1               126730
Carmax                       COM     143130102      14257    978500    SH         Other     1,2             978500
                                                     2113    145000    SH         Other     1,3             145000
                                                    11319    776892    SH         Other     1               776892
Cedar Fair LP                COM     150185106        622     24900    SH         Other     1                24900
Centerpoint Property Trust   COM     151895109      14184    245400    SH         Other     1,2             245400
                                                     3468     60000    SH         Other     1,3              60000
                                                    13742    237750    SH         Other     1               237750
Cincinnati Financial         COM     172062101       5962    170000    SH         Other     1,2             170000
                                                     5427    154750    SH         Other     1,3             154750
                                                     8192    233585    SH         Other     1               233585
Claire's Stores              COM     179584107        590     25000    SH         Other     1,2              25000
                                                     4838    204900    SH         Other     1               204900
Clayton Homes                COM     184190106        276     25000    SH         Other     1,2              25000
                                                      552     50000    SH         Other     1,3              50000
                                                    17430   1578817    SH         Other     1              1578817
Corus Bankshares             COM     220873103        798     20000    SH         Other     1,2              20000
                                                      399     10000    SH         Other     1                10000
Costco                       COM     22160K105       2252     75000    SH         Other     1,2              75000
                                                     1201     40000    SH         Other     1                40000
Cox Communications           COM     224044107        311     10000    SH         Other     1                10000
Diageo PLC                   COM     25243Q205      16654    405000    SH         Other     1,2             405000
                                                     5818    141500    SH         Other     1,3             141500
                                                     6726    163570    SH         Other     1               163570
Duke Energy                  COM     264399106        378     26000    SH         Other     1                26000
Exxon Corporation            COM     302290101        349     10000    SH         Other     1,2              10000
                                                      349     10000    SH         Other     1,3              10000
                                                     2583     73872    SH         Other     1                73872
Forest City Enterprises      COM     345550107      10117    290900    SH         Other     1,2             290900
                                                     1739     50000    SH         Other     1,3              50000
                                                     2080     59800    SH         Other     1                59800
Gannett Company              COM     364730101       5634     80000    SH         Other     1,2              80000
                                                     1653     23467    SH         Other     1                23467
General Dynamics             COM     369550108       2753     50000    SH         Other     1,2              50000
                                                      229      4150    SH         Other     1                 4150
General Electric             COM     369604103        366     14350    SH         Other     1                14350
Golden West Financial        COM     381317106        719     10000    SH         Other     1,2              10000
                                                     2400     33365    SH         Other     1                33365
HCC Corporation              COM     404132102      13674    535000    SH         Other     1,2             535000
                                                     2045     80000    SH         Other     1,3              80000
                                                     3975    155500    SH         Other     1               155500
Harrah's Entertainment       COM     413619107       1785     50000    SH         Other     1,2              50000
                                                      714     20000    SH         Other     1,3              20000
                                                     5687    159300    SH         Other     1               159300

                   Markel Gayner Asset Management Corporation
                                    FORM 13F

                                 March 31, 2003

                                                                                                       Voting Authority
                          Title of                 Value    Shares/   Sh/  Put/  Invstmt   Other     --------------------
  Name of Issuer            Class     Cusip       (x$1000)  Prn Amt   Prn  Call  Dscretn  Managers   Sole   Shared   None
-------------------------------------------------------------------------------------------------------------------------
International Speedway       COM     460335201       3313     82700    SH         Other     1,2              82700
                                                      601     15000    SH         Other     1,3              15000
                                                     6337    158200    SH         Other     1               158200
Interpublic Group            COM     460690100        632     68000    SH         Other     1,2              68000
                                                      558     60000    SH         Other     1,3              60000
                                                     1751    188200    SH         Other     1               188200
Investors Title Company      COM     461804106        877     42200    SH         Other     1,2              42200
                                                     3173    152600    SH         Other     1,3             152600
                                                      895     43050    SH         Other     1                43050
Johnson and Johnson          COM     478160104       1574     27200    SH         Other     1                27200
Kaneb Services               COM     484173109       1381     65500    SH         Other     1,2              65500
                                                     4648    220500    SH         Other     1,3             220500
                                                     3594    170500    SH         Other     1               170500
Lamar Communications         COM     512815101        293     10000    SH         Other     1                10000
MBIA Inc.                    COM     55262C100       5603    145000    SH         Other     1,2             145000
                                                     6762    175000    SH         Other     1,3             175000
                                                     6229    161200    SH         Other     1               161200
Marriott International       COM     571903202       4613    145000    SH         Other     1,2             145000
                                                      636     20000    SH         Other     1,3              20000
                                                     2341     73600    SH         Other     1                73600
Marsh & McLennan             COM     571748102       1705     40000    SH         Other     1,2              40000
                                                     1407     33000    SH         Other     1                33000
Martin Marietta Materials    COM     573284106       1174     42500    SH         Other     1,2              42500
                                                     6905    250086    SH         Other     1,3             250086
                                                     6140    222394    SH         Other     1               222394
Merck                        COM     58155Q103       3546     64725    SH         Other     1                64725
New York Community Bank      COM     649445103        894     30000    SH         Other     1,2              30000
Penn National Gaming         COM     707569109       1101     62000    SH         Other     1,2              62000
                                                     2403    135400    SH         Other     1,3             135400
                                                      355     20000    SH         Other     1                20000
Pepsico                      COM      713448108      1364     34100    SH         Other     1                34100
Pfizer Inc                   COM      717081103       231      7400    SH         Other     1                 7400
Plum Creek Lumber            COM      729237107       328     15187    SH         Other     1                15187
RLI Corporation              COM      749607107      2784    103624    SH         Other     1,2             103624
                                                    10656    396576    SH         Other     1,3             396576
                                                     3911    145546    SH         Other     1               145546
Schering Plough              COM     806605101        267     15000    SH         Other     1,2              15000
                                                      178     10000    SH         Other     1,3              10000
                                                      907     50800    SH         Other     1                50800
ServiceMaster                COM      817615107      1550    155000    SH         Other     1,2             155000
                                                      312     31200    SH         Other     1,3              31200
                                                     2548    254843    SH         Other     1               254843
State Street Corp            COM      857477103       316     10000    SH         Other     1,2              10000
                                                      646     20400    SH         Other     1                20400
T Rowe Price Group           COM      74144T108       271     10000    SH         Other     1,2              10000
                                                      678     25000    SH         Other     1                25000
Tiffany                      COM     886547108       2375     95000    SH         Other     1,2              95000
                                                      500     20000    SH         Other     1,3              20000
                                                      737     29500    SH         Other     1                29500
United Mobile Homes          COM      911024107       182     13000    SH         Other     1                13000
Valley National Bank         COM      919794107       512     20808    SH         Other     1,2              20808
                                                     1037     42097    SH         Other     1                42097
Vulcan Materials             COM      929160109      1390     46000    SH         Other     1,2              46000
                                                      937     31000    SH         Other     1,3              31000
                                                     1995     65980    SH         Other     1                65980
Walt Disney Company          COM      254687106      1532     90000    SH         Other     1,2              90000
                                                      851     50000    SH         Other     1,3              50000
                                                     5045    296405    SH         Other     1               296405
Washington Post Co           COM     939640108       1227      1800    SH         Other     1,3               1800
                                                     1175      1725    SH         Other     1                 1725
Washington Real Estate
  Investm                    COM      939653101      2480     95500    SH         Other     1,2              95500
                                                     5591    215293    SH         Other     1,3             215293
                                                     5223    201107    SH         Other     1               201107
Waste Management             COM      94106l109       953     45000    SH         Other     1,2              45000
                                                     4904    231536    SH         Other     1               231536
White Mountains              COM      G9618E107       102       300    SH         Other     1,2                300
                                                     3400     10000    SH         Other     1,3              10000
                                                    45900    135000    SH         Other     1               135000
Wyeth Inc.                   COM     026609107       1207     31920    SH         Other     1                31920
XL Capital                   COM      G3242A102     25421    359160    SH         Other     1,2             359160
                                                     7693    108688    SH         Other     1,3             108688
                                                     8876    125400    SH         Other     1               125400

REPORT SUMMARY            148 DATA RECORDS        $617368            3         OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: March 31, 2003
                                         -----------------

Check here if Amendment [_]; Amendment Number: ____
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Markel Corporation
Address:  4521 Highwoods Pkwy
          Glen Allen, VA 23060

Form 13F File Number: 28-6647
                      ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Thomas S. Gayner
Title: Chief Investment Officer
Phone: 804-527-3806

Signature, Place, and Date of Signing:

Thomas S. Gayner              Richmond, VA                     05/06/03
----------------------     ----------------------------     -------------------
[Signature]                [City, State]                     [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                             Name
--------------------                             ----
28-6056                             Markel Gayner Asset Management Corporation

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: March 31, 2003
                                         -----------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Evanston Insurance Company
Address:  Ten Parkway North
          Deerfield, IL 60015

Form 13F File Number: 28-6745
                      ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Anne Waleski
Title: Assistant Treasurer
Phone: 804-747-0136

Signature, Place, and Date of Signing:

Anne Waleski                  Richmond, VA                     05/06/03
----------------------     ----------------------------     -------------------
[Signature]                [City, State]                    [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                                 Name
--------------------                                 ----
  28-6056                           Markel Gayner Asset Management Corporation

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: March 31, 2003
                                         -----------------

Check here if Amendment [_]; Amendment Number: ____
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Essex Insurance Company
Address:  4521 Highwoods Parkway
          Glen Allen, VA  23060

Form 13F File Number: 28-10352
                      --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Anne Waleski
Title: Assistant Treasurer
Phone: 804-747-0136

Signature, Place, and Date of Signing:

Anne Waleski                  Richmond, VA                     05/06/03
----------------------     ----------------------------     -------------------
[Signature]                [City, State]                     [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                             Name
--------------------                             ----
  28-6056                           Markel Gayner Asset Management Corporation